Document and Entity Information	Sep. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000066496
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	MILLS MUSIC TRUST
Entity Incorporation State Country Code	NY
Entity File Number	000-02123
Entity Tax Identification Number	13-6183792
Entity Address, Address Line One	C/O HSBC Bank USA, N/A
Entity Address, Address Line Two	Corporate Trust Issuer Services
Entity Address, Address Line Three	66 Hudson Blvd East
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	525-1349
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false